INCOME TAXES - Schedule of Income Taxes Paid (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Federal	$ 0	$ 196
Total	70	201	$ 184	$ 107
Hawaii
Effective Income Tax Rate Reconciliation [Line Items]
State And Local	0	(49)
Other
Effective Income Tax Rate Reconciliation [Line Items]
State And Local	19	9
Canada
Effective Income Tax Rate Reconciliation [Line Items]
Foreign	14	(21)
Italy
Effective Income Tax Rate Reconciliation [Line Items]
Foreign	12	5
United Kingdom
Effective Income Tax Rate Reconciliation [Line Items]
Foreign	2	17
Other
Effective Income Tax Rate Reconciliation [Line Items]
Foreign	$ 23	$ 44